UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.2%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,510,420
Alaska 0.4%
Alaska, Eclipse Funding Trust, Solar Eclipse, Industrial Development & Experiment, 144A, 0.21% *, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	2,100,000	2,100,000
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	4,545,000	4,821,836

		6,921,836
Arizona 2.1%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,446,370
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,548,940
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,758,480
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,672,875
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	3,030,000	3,586,520
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,595,280
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	3,098,003
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,854,000

		39,560,468
California 11.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,953,400
Series F-1, 5.25%, 4/1/2029	2,500,000	3,015,925
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: FGIC, NATL	10,000,000	10,897,500
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,753,920
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	6,761,132
California, State Department of Water Resources, Power Supply Revenue, Series M, 5.0%, 5/1/2013	10,295,000	10,625,058
California, State Department Water Resources Center, Valley Project Revenue:
Series AL, 5.0%, 12/1/2013 (a)	2,835,000	3,003,427
Series Y, 5.25%, 12/1/2016, INS: FGIC, NATL	2,955,000	3,066,167
Series Y, Prerefunded 6/1/2013 @ 100, 5.25%, 12/1/2016, INS: FGIC	45,000	46,710
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	6,088,200
California, State General Obligation, 5.0%, 2/1/2014	4,285,000	4,560,525
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	11,548,700
5.25%, 9/1/2027	10,000,000	11,778,700
5.75%, 4/1/2027	5,000,000	5,922,300
6.0%, 4/1/2018	1,700,000	2,126,122
6.0%, 3/1/2033	3,765,000	4,636,484
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 4.0%, 3/1/2014	700,000	735,182
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.18% *, 4/1/2020, LOC: Bank of America NA	700,000	700,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,925,910
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,401,220
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	6,130,950
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,533,600
Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	7,225,381
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,741,030
Los Angeles, CA, Unified School District:
Series A, Prerefunded 7/1/2013 @ 100, 5.0%, 7/1/2022, INS: AGMC	1,400,000	1,456,098
Series A, Prerefunded 7/1/2013 @ 100, 5.5%, 7/1/2015, INS: NATL	4,000,000	4,176,920
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,512,100
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	8,167,460
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2029	7,245,000	8,182,141
Series A, 5.0%, 7/1/2030	5,000,000	5,620,850
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,672,600
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	6,003,800
Series A, 5.25%, 8/1/2028	5,000,000	5,991,850
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,731,330
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,319,860
Series C, 5.0%, 5/1/2026	2,850,000	3,285,109
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: FGIC, NATL	6,260,000	6,760,299
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	15,000	15,039
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	4,034,497

		220,107,496
Colorado 1.0%
Adams, CO, 12 Five Star Schools, 4.0%, 12/15/2020	2,035,000	2,390,596
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	8,188,460
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,886,400
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,150
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,884,381
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,250,530

		18,670,517
Connecticut 0.3%
Connecticut, State General Obligation:
Series C, 4.0%, 6/1/2014	2,070,000	2,199,810
Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,677,580

		5,877,390
Delaware 0.3%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	6,163,677
District of Columbia 1.6%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	3,705,000	3,728,934
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	17,785,000	22,226,358
District of Columbia, Water & Sewer, Public Utility Revenue, 6.0%, 10/1/2013, INS: AGMC	3,630,000	3,852,773

		29,808,065
Florida 5.9%
Broward County, FL, Airport System Revenue, Series P-2, 5.0%, 10/1/2021	4,825,000	5,868,792
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,230,618
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,440,000	4,163,810
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,416,229
Series A-1, 5.0%, 6/1/2021	5,090,000	5,915,293
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	2,350,000	2,526,086
Florida, JEA Electric System Revenue, Series A, 4.0%, 10/1/2023	2,100,000	2,342,298
Florida, State Municipal Power Agency, St. Lucie Project, Series A, 5.0%, 10/1/2026 (a)	3,510,000	4,130,884
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,600,825
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014 (a)	700,000	723,149
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,652,960
Series A, 5.75%, 10/1/2026	8,000,000	9,425,040
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,573,870
Series A-1, 5.5%, 10/1/2026	4,400,000	5,203,308
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: FGIC, NATL	3,000,000	3,398,310
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024	4,500,000	5,412,150
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	11,624,600
Orlando & Orange County, FL, Expressway Authority Revenue:
Series A, 5.0%, 7/1/2028	7,500,000	8,707,425
Series C, 5.0%, 7/1/2030	10,000,000	11,488,200
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,597,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,853,925
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017, INS: NATL	160,000	160,397

		110,015,169
Georgia 4.5%
Appling County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Hatch Project, Series A, 2.5%, Mandatory Put 3/1/2013 @ 100, 1/1/2038	6,000,000	6,057,180
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	10,060,315
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	3,077,927
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,788,600
Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.0%, 5/1/2021	2,000,000	2,515,960
Columbus, GA, Water & Sewer Revenue, Prerefunded 5/1/2013 @ 100, 5.25%, 5/1/2015, INS: AGMC	1,000,000	1,033,540
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	12,288,518
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016, INS: AGMC	8,500,000	8,990,620
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	10,037,242
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,893,607
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	1,020,000	1,037,850
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,234,300
Series A, 5.0%, 11/1/2027	1,000,000	1,152,080
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	3,028,175
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,146,853
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	3,007,675
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	775,560

		83,126,002
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,110,640
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,726,743
Series A, 5.25%, 7/1/2028	5,010,000	5,800,979
Series A, 5.25%, 7/1/2029	3,155,000	3,629,323
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	4,455,000	4,719,671
Series DK, 5.0%, 5/1/2021	9,000,000	10,659,240

		27,535,956
Illinois 5.9%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,247,499
Chicago, IL, General Obligation:
Series C, 5.0%, 1/1/2020	2,970,000	3,542,467
Series C, 5.0%, 1/1/2021	8,000,000	9,592,400
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014, INS: FGIC, NATL	11,570,000	11,377,128
Chicago, IL, O'Hare International Airport Revenue, Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	11,354,600
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,151,000
5.0%, 11/1/2021	500,000	617,785
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	220,000	227,867
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,133
5.15%, 1/1/2014	65,000	65,124
5.25%, 1/1/2016	150,000	150,207
5.5%, 1/1/2019	255,000	255,237
5.75%, 1/1/2022	300,000	300,198
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,906,350
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: FGIC, NATL	2,000,000	2,347,680
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	4,035,780
5.25%, 6/1/2020	3,000,000	3,518,550
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: FGIC, NATL	5,000,000	6,360,300
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 0.18% *, 8/1/2044, LOC: Wells Fargo Bank NA	3,100,000	3,100,000
Illinois, State General Obligation, 4.0%, 8/1/2014	10,000,000	10,578,900
Illinois, State Toll Highway Authority Revenue, Series A-1, 5.25%, 1/1/2030	5,000,000	5,691,300
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	2,910,000	2,925,074
Series B, 5.0%, 12/15/2019	1,120,000	1,236,592
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013, INS: AGMC	2,200,000	2,234,056
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,218,850
Joliet, IL, Regional Port District Marine Terminal Revenue, Exxon Mobil Corp. Project, 0.19% *, 10/1/2024	3,800,000	3,800,000
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,075,000	1,077,688
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013, INS: FGIC, NATL	3,865,000	3,807,296
Series A, Zero Coupon, 12/1/2014, INS: FGIC, NATL	4,000,000	3,866,000
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,324,821
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	4,157,311

		110,133,193
Indiana 2.1%
Indiana, Wastewater Utility Revenue, CWA Authority Project:
Series A, 5.0%, 10/1/2023 (a)	1,590,000	1,952,345
Series A, 5.0%, 10/1/2024 (a)	1,250,000	1,518,900
Series A, 5.0%, 10/1/2026 (a)	2,000,000	2,390,380
Series A, 5.0%, 10/1/2027 (a)	1,565,000	1,860,315
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,879,092
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,739,901
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,776,500
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	670,000	683,769
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	6,119,587
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	3,735,000	3,899,004
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,361,860

		38,181,653
Iowa 0.7%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System:
Series B, 0.18% *, 2/15/2035, LOC: JPMorgan Chase Bank NA	2,300,000	2,300,000
5.25%, 2/15/2029, INS: AGC	10,000,000	11,295,800

		13,595,800
Kansas 1.3%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,433,875
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.4% **, 9/1/2014	1,135,000	1,135,113
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health:
Series A, 5.0%, 11/15/2027	1,150,000	1,350,307
Series A, 5.0%, 11/15/2028	5,000,000	5,820,400
5.5%, 11/15/2022	4,470,000	5,360,111
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,707,575

		24,807,381
Kentucky 0.4%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,240,200
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	3,065,556
Series A, 5.0%, 12/1/2024	3,000,000	3,521,850

		7,827,606
Louisiana 0.5%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,530,151
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,811,764
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013, INS: FGIC, NATL	2,815,000	3,019,059
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	3,250,000	3,276,878

		9,637,852
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	9,022,649
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,982,950
Maryland, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2013	1,125,000	1,174,905

		7,157,855
Massachusetts 2.9%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	290,000	296,774
Holyoke, MA, Gas & Electric Department Revenue, Series A, Prerefunded 12/1/2012 @ 100, 5.375%, 12/1/2016, INS: NATL	1,260,000	1,276,115
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.0%, 7/1/2021	2,500,000	3,145,950
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013, INS: Radian	65,000	65,211
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,369,684
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	11,590,509
Massachusetts, State Federal Highway, Grant Anticipation Notes, Series A, ETM, 5.25%, 12/15/2012	5,050,000	5,124,285
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,158,190
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,908,450
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,820
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,506,610
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	9,755,000	11,758,092

		54,200,690
Michigan 3.1%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,712,600
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,671,137
Series A, 5.0%, 5/1/2021	2,100,000	2,492,700
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027, INS: AGMC	10,000,000	11,992,500
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	290,000	291,960
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,909,460
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	518,860
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2020	1,000,000	1,137,340
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	14,124,489
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,716,714
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,524,040
Michigan, Water & Sewer Revenue, Municipal Bond Authority, Prerefunded 10/1/2012 @ 100, 5.375%, 10/1/2016	6,670,000	6,698,548

		57,790,348
Minnesota 0.9%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,195,341
Minnesota, State Trunk Highway, Series B, 4.0%, 10/1/2013	6,000,000	6,245,940
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2024	4,190,000	4,908,334

		16,349,615
Mississippi 2.6%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,470,000	2,471,729
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	7,093,221
Series D, 5.25%, 8/1/2027	5,000,000	5,804,600
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	3,575,000	3,750,747
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series C, 0.16% *, 12/1/2030, GTY: Chevron Corp.	23,770,000	23,770,000
Series E, 0.17% *, 12/1/2030, GTY: Chevron Corp.	1,100,000	1,100,000
Series K, 0.17% *, 11/1/2035, GTY: Chevron Corp.	1,560,000	1,560,000
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	3,148,050

		48,698,347
Missouri 0.4%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,800,544
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,780,000	1,881,335
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	1,065,000	1,150,988

		6,832,867
Nebraska 0.1%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,617,750
Nevada 0.6%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,504,755
5.0%, 6/1/2025	3,190,000	3,654,241
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,496,809

		10,655,805
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020 (a)	1,575,000	1,882,157
Series B, 5.0%, 2/1/2024 (a)	1,775,000	2,110,226

		3,992,383
New Jersey 2.3%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, ETM, 5.375%, 6/15/2014	2,280,000	2,486,659
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,675,045
Series W, 5.0%, 3/1/2019	3,000,000	3,514,980
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,893,000
5.0%, 6/15/2021	5,000,000	5,794,950
5.0%, 6/15/2023	4,000,000	4,601,520
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016, INS: FGIC, NATL	7,000,000	7,792,330
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	6,011,800
Series B, 5.25%, 6/15/2026	5,000,000	6,004,850

		42,775,134
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,520,000	1,632,693
Class I, Series D, 5.35%, 9/1/2040	1,370,000	1,468,736
Series I-B-2, 5.65%, 9/1/2039	755,000	811,383

		3,912,812
New York 8.4%
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018, INS: NATL	355,000	355,628
New York, Metropolitan Transportation Authority Revenue:
Series E, 5.0%, 11/15/2021	2,500,000	3,053,100
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,545,750
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,890,650
Series A, 5.0%, 12/15/2021	3,000,000	3,773,880
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,731,270
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,179,150
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	12,053,200
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019 (a)	6,620,000	8,106,455
Series A, 5.0%, 3/15/2020 (a)	4,000,000	4,937,600
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2024	6,505,000	7,770,353
New York, Tobacco Settlement Financing Corp.:
Series B, 4.0%, 6/1/2013	6,250,000	6,423,875
Series A-1, 5.5%, 6/1/2018	670,000	672,573
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series AA-1, 0.18% *, 6/15/2032	33,300,000	33,300,000
Series DD-3A, 0.2% *, 6/15/2043, SPA: U.S. Bank NA	2,000,000	2,000,000
Series DD-3B, 0.21% *, 6/15/2043, SPA: California State Teacher's Retirement System	300,000	300,000
Series AA, 5.0%, 6/15/2021	10,000,000	11,946,300
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-4, 0.18% *, 11/1/2029, SPA: TD Bank NA	10,400,000	10,400,000
Series B, 5.0%, 11/1/2021	10,000,000	12,620,400
Series D-1, 5.0%, 11/1/2028	12,770,000	15,364,609
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015, INS: NATL	115,000	124,803
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	3,885,000	4,215,924
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	250,000	255,432
Triborough, NY, Bridge & Tunnel Authority Revenues:
Series B-2A, 0.16% *, 1/1/2032, LOC: CA Public Employees Retirement System	1,800,000	1,800,000
Series B-3, 0.2% *, 1/1/2033, LOC: U.S. Bank NA	1,700,000	1,700,000

		155,520,952
North Carolina 1.2%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,164,600
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,760,028
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,348,780
North Carolina, Electric Revenue, Municipal Power Agency, Series F, Prerefunded 1/1/2013 @ 100, 5.5%, 1/1/2016	1,000,000	1,017,670
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,925,483

		22,216,561
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue:
4.0%, 11/1/2012	1,600,000	1,609,968
5.5%, 11/1/2021	1,250,000	1,491,363

		3,101,331
Ohio 3.3%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,366,960
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2021	2,450,000	3,087,098
Cuyahoga County, OH, Cleveland Clinic Health System Revenue, Series B3, 0.18% *, 1/1/2039, SPA: U.S. Bank NA	8,105,000	8,105,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,292,996
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,364,486
Series B, 5.0%, 2/15/2021	1,300,000	1,578,096
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	585,000	586,702
Ohio, State Higher Education:
Series A, 5.0%, 2/1/2013	3,650,000	3,722,854
Series A, 5.0%, 5/1/2013	6,500,000	6,706,420
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,469,469
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,607,250
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	7,000,000	7,224,070
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,285,000	1,363,000
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	3,000,000	3,031,890
Ohio, State Water Development Authority, Water Pollution Control Revenue, Water Quality-Loan Fund, 5.0%, 6/1/2013	1,000,000	1,036,120
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,599,838
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,586,223

		61,728,472
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,505,505
Oregon 2.3%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,587,004
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,465,040
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,692,670
Series J, 5.0%, 5/1/2029	5,425,000	6,567,451
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,877,093
Series A, 5.5%, 7/1/2029	7,000,000	8,369,830
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.21% *, 12/1/2034, LOC: U.S. Bank NA	8,210,000	8,210,000

		41,769,088
Pennsylvania 1.5%
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,239,880
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,038,460
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013, INS: Radian	280,000	280,764
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018, INS: NATL	1,450,000	1,451,204
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,000,000
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	1,830,000	1,934,273
Philadelphia, PA, Airport Revenue, Series A, 5.25%, 6/15/2030	10,890,000	12,333,579
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	495,000	502,989
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015, INS: NATL	255,000	255,803

		28,036,952
Puerto Rico 1.2%
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019, INS: NATL	3,000,000	3,351,720
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.25%, 8/1/2027	11,965,000	13,583,027
Series A, 5.5%, 8/1/2028	4,955,000	5,685,119
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	58,329

		22,678,195
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,776,500
South Carolina 0.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	3,121,773
Tennessee 0.7%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013, INS: NATL	3,305,000	3,448,338
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded 11/1/2012 @ 100, 5.5%, 11/1/2015, INS: AMBAC	3,545,000	3,576,408
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013, INS: FGIC, NATL	3,310,000	3,365,840
Tennessee, State Housing Development Agency, Homeownership Program, Series 1C, 4.5%, 7/1/2037	3,000,000	3,313,680

		13,704,266
Texas 18.8%
Alief, TX, Independent School District, School Building, 5.0%, 2/15/2013	1,000,000	1,022,050
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	2,002,571
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	2,250,000	2,380,275
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,790,548
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,529,580
5.0%, 2/15/2021	1,850,000	2,168,774
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,761,560
5.0%, 10/1/2030	5,000,000	5,927,750
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,806,848
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,376,660
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	11,282,803
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,915,650
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax:
Series A, 5.0%, 11/1/2030	2,600,000	3,081,468
Series A, 5.0%, 11/1/2031	2,795,000	3,295,193
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,944,500
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	14,276,318
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2013	500,000	518,130
Series B, 5.0%, 7/1/2026	4,000,000	4,680,880
Series B, 5.0%, 7/1/2027	9,600,000	11,300,256
Series A, 5.25%, 7/1/2029	8,000,000	9,040,880
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,361,920
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	3,051,675
Houston, TX, Water & Sewer Revenue, Series B, Prerefunded 12/1/2012 @ 100, 5.75%, 12/1/2016, INS: AMBAC	1,000,000	1,013,800
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013, INS: AMBAC	2,500,000	2,627,600
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,588,503
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,614,383
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,377,420
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,349,780
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,644,506
Series A, 6.0%, 1/1/2022	7,000,000	8,360,660
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	6,000,000	6,107,160
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,963,374
Series A, 5.5%, 9/1/2028	1,240,000	1,517,438
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	8,253,794
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,928,270
Plano, TX, Independent School District, 5.0%, 2/15/2013	2,500,000	2,555,125
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,535,450
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: FGIC, NATL	3,000,000	3,298,950
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Ascension Health Senior Credit Group, Series D, 5.0%, 11/15/2029	5,000,000	5,590,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,318,380
Series A, 5.0%, 2/15/2019	2,480,000	2,829,506
Series A, 5.0%, 2/15/2020	6,180,000	6,972,400
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,869,525
Tarrant, TX, Regional Water District Revenue:
5.375%, 3/1/2015, INS: AGMC	2,935,000	3,008,580
Prerefunded 3/1/2013 @ 100, 5.375%, 3/1/2015, INS: AGMC	775,000	795,135
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,205,270
Series A, 5.0%, 11/1/2019	1,250,000	1,521,163
Series D, 5.0%, 11/1/2024	2,250,000	2,638,080
Series C, 5.0%, 11/1/2025	4,605,000	5,358,838
Series C, 5.0%, 11/1/2026	3,290,000	3,809,787
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	4,145,422
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,403
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2030	5,000,000	5,703,500
Texas, Lower Neches Valley Authority, Industrial Development Corp., Exxon Mobil Project, 0.16% *, 5/1/2046	18,000,000	18,000,000
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	646,506
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,066,150
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,730,573
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,630
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,261,560
5.5%, 8/1/2020	3,790,000	4,308,699
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	5,390,000	5,727,899
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series A, 5.0%, 1/1/2013	4,175,000	4,242,218
Texas, State Revenue, 2.5%, 8/30/2013	14,000,000	14,322,700
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,669,700
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,929,640
Texas, Transportation Commission Turnpike Systems Revenue, 2.75%, Mandatory Put 2/15/2013 @ 100, 8/15/2042	5,000,000	5,029,500
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,263,220
Series A, 5.0%, 7/15/2020	3,150,000	3,719,709
Series B, 5.25%, 7/15/2021	3,000,000	3,570,150
University of Texas, Financing Systems, Series A, 5.0%, 8/15/2013	3,725,000	3,896,536
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	3,105,274
5.0%, 12/15/2027	2,770,000	3,243,809
5.0%, 12/15/2028	2,905,000	3,391,355

		348,725,519
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	395,000	419,237
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,343,755

		3,762,992
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,412,525
Virginia 0.2%
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013, INS: AMBAC	525,000	544,745
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series F-1, 5.0%, 2/1/2013	1,355,000	1,382,344
Virginia, State Public School Authority, Series A, 5.0%, 8/1/2013	1,000,000	1,044,250

		2,971,339
Washington 5.2%
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,584,145
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,573,218
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,522,426
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	3,260,000	3,390,922
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, 11/1/2017	5,000,000	5,042,050
Washington, State General Obligation:
Series 2011-A, 5.0%, 8/1/2028	15,000,000	18,557,850
Series 2011-A, 5.0%, 8/1/2031	17,845,000	21,797,489
Series A, 5.0%, 8/1/2032	14,000,000	16,505,860
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	1,335,000	1,420,627
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,352,940
Series 2010-B, 5.0%, 8/1/2027	6,000,000	7,254,180

		96,001,707
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: FGIC, NATL	2,940,000	3,298,621
Wisconsin 1.2%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,915,725
Series 3, 5.5%, 6/1/2025	5,000,000	5,998,550
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	6,279,600
Wisconsin, State General Obligation, Series A, 5.25%, 5/1/2026	3,500,000	4,319,980
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series B, 5.0%, 7/15/2013	2,000,000	2,078,300
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,169,600

		22,761,755

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,713,020,327) †	100.2	1,857,691,429
Other Assets and Liabilities, Net	(0.2)	(4,110,971)

Net Assets	100.0	1,853,580,458

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $1,712,625,493.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $145,065,936.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $145,065,936.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$1,857,691,429	$—	$1,857,691,429
Total	$—	$1,857,691,429	$—	$1,857,691,429

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012